                  THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                          SUPPLEMENT DATED MARCH 26, 1999
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                            CLASS A, B AND C SHARES OF:

MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND,
 MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TAX-FREE BOND FUND, MUNDER
                                 TAX-FREE BOND FUND
                     AND MUNDER TAX-FREE INTERMEDIATE BOND FUND


                 CHANGE OF NAME FOR TAX-FREE INTERMEDIATE BOND FUND

The name of the Tax-Free Intermediate Bond Fund has been changed to the Tax-Free Short-Intermediate Bond Fund.

The section entitled "Goal and Principal Investments" for Tax-Free Intermediate Bond Fund under the "FUND CHOICES--What Funds Are Offered?" section in the Prospectus is deleted in its entirety and replaced with the following:

                       TAX-FREE SHORT-INTERMEDIATE BOND FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.
     - Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.
     - Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.
     -    The Fund invests in Michigan Municipal Obligations from time to time.
     - The Fund generally buys obligations with remaining maturities of five years or less.
     - The Fund's dollar-weighted average maturity will generally be between two and five years.

                                 CHANGE OF ADDRESS

Please send your Account Application, exchange order or redemption request by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

The "EXAMPLE" section in the Prospectus is hereby deleted in its entirety and replaced with the following:

                                      EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return,
(2) redemption at the end of the time period (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time period. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.



                                                                                                     INTERNATIONAL
                                      BOND FUND                 INTERMEDIATE BOND FUND                 BOND FUND
                             ---------------------------      ---------------------------      ---------------------------
                             CLASS A   CLASS B   CLASS C      CLASS A   CLASS B   CLASS C      CLASS A   CLASS B   CLASS C
                             SHARES    SHARES    SHARES       SHARES    SHARES    SHARES       SHARES    SHARES    SHARES
                             -------   -------   -------      -------   -------   -------      -------   -------   -------
1 YEAR
-   Redemption. . . . .       $ 49      $ 69      $ 28         $ 49      $ 69      $ 27         $ 51      $ 71      $ 29
-   No Redemption . . .       $ 49      $ 18      $ 18         $ 49      $ 17      $ 17         $ 51      $ 19      $ 19
3 YEARS
-   Redemption. . . . .       $ 69      $ 87      $ 54         $ 69      $ 86      $ 53         $ 74      $ 92      $ 59
-   No Redemption . . .       $ 69      $ 54      $ 54         $ 69      $ 53      $ 53         $ 74      $ 59      $ 59
5 YEARS
-   Redemption. . . . .       $ 91      $117      $ 93         $ 90      $115      $ 91         $ 99      $124      $101
-   No Redemption . . .       $ 91      $ 93      $ 93         $ 90      $ 91      $ 91         $ 99      $101      $101
10 YEARS*
-   Redemption. . . . .       $154      $164      $203         $150      $161      $199         $170      $181      $219
-   No Redemption . . .       $154      $164      $203         $150      $161      $199         $170      $181      $219



                                  U.S. GOVERNMENT                     MICHIGAN                         TAX-FREE
                                     INCOME FUND                 TAX-FREE BOND FUND                    BOND FUND
                             ---------------------------      ---------------------------      ---------------------------
                             CLASS A   CLASS B   CLASS C      CLASS A   CLASS B   CLASS C      CLASS A   CLASS B   CLASS C
                             SHARES    SHARES    SHARES       SHARES    SHARES    SHARES       SHARES    SHARES    SHARES
                             -------   -------   -------      -------   -------   -------      -------   -------   -------
1 YEAR
-   Redemption. . . . .       $ 49       $ 69      $ 28         $ 50      $ 69      $ 28         $ 49     $ 69       $ 27
-   No Redemption . . .       $ 49       $ 18      $ 18         $ 50      $ 18      $ 18         $ 49     $ 17       $ 17
3 YEARS
-   Redemption. . . . .       $ 69       $86       $ 53         $ 70      $ 88      $ 55         $ 69     $ 86       $ 53
-   No Redemption . . .       $ 69       $ 53      $ 53         $ 70      $ 55      $ 55         $ 69     $ 53       $ 53
5 YEARS
-   Redemption. . . . .       $ 90       $116      $ 92         $ 92      $118      $ 94         $ 90     $115       $ 91
-   No Redemption . . .       $ 90       $ 92      $ 92         $ 92      $ 94      $ 94         $ 90     $ 91       $ 91
10 YEARS*
-   Redemption. . . . .       $151       $162      $200         $156      $166      $205         $150     $161       $199
-   No Redemption . . .       $151       $162      $200         $156      $166      $205         $150     $161       $199



                             TAX-FREE SHORT-INTERMEDIATE
                                       BOND FUND
                             ---------------------------
                             CLASS A   CLASS B   CLASS C
                             SHARES    SHARES    SHARES
                             -------   -------   -------
1 YEAR
-   Redemption. . . . .       $ 49       $ 69      $ 28
-   No Redemption . . .       $ 49       $ 18      $ 18
3 YEARS
-   Redemption. . . . .       $ 69       $ 86      $ 53
-   No Redemption . . .       $ 69       $ 53      $ 53
5 YEARS
-   Redemption. . . . .       $ 90       $116      $ 92
-   No Redemption . . .       $ 90       $ 92      $ 92
10 YEARS*
-   Redemption. . . . .       $151       $162      $200
-   No Redemption . . .       $151       $162      $200


---------------
* Reflects conversion of Class B Shares to Class A Shares (which pay lower ongoing expenses) six years after purchase. Class B Shares of the Munder Funds purchased on or before June 27, 1995 are subject to a different CDSC schedule. See "REDEMPTIONS OF SHARES-What Price Do I Receive for Redeemed Shares?"

                                    CDSC WAIVERS

The "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is deleted in its entirety and replaced with the following:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

     - redemptions made within one year after the death of a shareholder or registered joint owner
     - minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2
     -    involuntary redemptions made by the Fund
     - redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

     - redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

     Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995.

     We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is record kept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is record kept on a daily valuation basis by an independent record keeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Record keeping Service Agreement.

                  THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                          SUPPLEMENT DATED MARCH 26, 1999
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                            CLASS A, B AND C SHARES OF:

              MUNDER CASH INVESTMENT FUND, MUNDER MONEY MARKET FUND,
    MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND


The section entitled "FUND HIGHLIGHTS--What Are the Key Facts Regarding the Funds?--HOW DO I BUY AND SELL SHARES OF THE FUNDS?" and the section entitled "PURCHASES AND EXCHANGES OF SHARES--How Can I Exchange Shares?" are supplemented as follows:

You may exchange Class A Shares of the Trust Funds for Class A, Class B or Class C Shares of other Funds of the Trust, the Company or Framlington, subject to any applicable sales charge differential.

                                 CHANGE OF ADDRESS

Please send your Account Application, exchange order or redemption request by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

The "EXAMPLE" section in the Prospectus is hereby deleted in its entirety and replaced with the following:

                                      EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL OPERATING PERFORMANCE OR EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.



                                                    CLASS A SHARES
                       -------------------------------------------------------------------
                            CASH             MONEY      TAX-FREE MONEY     U.S. TREASURY
                       INVESTMENT FUND    MARKET FUND     MARKET FUND    MONEY MARKET FUND
                       ---------------    -----------   --------------   -----------------
 1 Year . . . . . . .        $ 8              $  9            $ 8              $  8
 3 Years. . . . . . .        $24              $ 28            $25              $ 26
 5 Years. . . . . . .        $42              $ 49            $44              $ 46
 10 Years . . . . . .        $95              $110            $98              $102


     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in Class B Shares, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of the following time period and (3) no redemption at the end of the following time periods:

                                                 MONEY MARKET FUND
                                                   CLASS B SHARES
-----------------------------------------------------------------------------------------------------------------------
            1 YEAR                       3 YEARS                      5 YEARS                      10 YEARS*
            ------                       -------                      -------                      ---------
                     No                            No                          No                               No
  Redemption     Redemption      Redemption    Redemption    Redemption    Redemption     Redemptionn       Redemption
  ----------     ----------      ----------    ----------    ----------    -----------    -----------       ----------
     $67            $17              $85          $52           $113           $89           $156              $156

---------------
* Reflects conversion of Class B Shares to Class A Shares (which pay lower ongoing expenses) six years after date of original purchase.

          The following example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in Class C Shares, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of the following time periods and (3) no redemption at the end of one year:


                                MONEY MARKET FUND
                                 CLASS C SHARES
--------------------------------------------------------------------------------
          1 YEAR
----------------------------
 Redemption   No Redemption       3 YEARS         5 YEARS            10 YEARS
 ----------   -------------       -------         -------            --------
     $27           $17              $52             $89                $195


                                    CDSC WAIVERS

The "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is deleted in its entirety and replaced with the following:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of Class B Shares of the Money Market Fund which you purchased after June 27, 1995 for:

     - redemptions made within one year after the death of a shareholder or registered joint owner
     - minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2
     -    involuntary redemptions made by the Fund
     - redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

     - redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

     Consult the SAI for Class A Share CDSC waivers and Class B Share CDSC waivers which apply when you redeem shares of the Money Market Fund purchased on or before June 27, 1995.

                                  THE MUNDER FUNDS
                          SUPPLEMENT DATED MARCH 26, 1999
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                                 CLASS K SHARES OF:

  MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER GROWTH OPPORTUNITIES FUND, MUNDER INDEX 500 FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP
     EQUITY FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON
    GLOBAL FINANCIAL SERVICES FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE
  BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE
    INTERMEDIATE BOND FUND, MUNDER CASH INVESTMENT FUND, MUNDER TAX-FREE MONEY
              MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND


                 CHANGE OF NAME FOR TAX-FREE INTERMEDIATE BOND FUND

The name of the Tax-Free Intermediate Bond Fund has been changed to the Tax-Free Short-Intermediate Bond Fund.

The section entitled "Goal and Principal Investments" for Tax-Free Intermediate Bond Fund under the "FUND CHOICES--What Funds Are Offered?" section in the Prospectus is deleted in its entirety and replaced with the following:

                       TAX-FREE SHORT-INTERMEDIATE BOND FUND

       GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.
       - Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.
       - Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.
       - The Fund invests in Michigan Municipal Obligations from time to time.
       - The Fund generally buys obligations with remaining maturities of five years or less.
       - The Fund's dollar-weighted average maturity will generally be between two and five years.

                  THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                          SUPPLEMENT DATED MARCH 26, 1999
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                                 CLASS Y SHARES OF:

  MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER GROWTH OPPORTUNITIES
   FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER
     MULTI-SEASON GROWTH FUND, MUNDER NETNET FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON
    GLOBAL FINANCIAL SERVICES FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE
  BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE
 INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT
   FUND, MUNDER MONEY MARKET FUND, MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER
                         U.S. TREASURY MONEY MARKET FUND


                 CHANGE OF NAME FOR TAX-FREE INTERMEDIATE BOND FUND

The name of the Tax-Free Intermediate Bond Fund has been changed to the Tax-Free Short-Intermediate Bond Fund.

The section entitled "Goal and Principal Investments" for Tax-Free Intermediate Bond Fund under the "FUND CHOICES--What Funds Are Offered?" section in the Prospectus is deleted in its entirety and replaced with the following:

                       TAX-FREE SHORT-INTERMEDIATE BOND FUND

       GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.
       - Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.
       - Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.
       -  The Fund invests in Michigan Municipal Obligations from time to time.
       - The Fund generally buys obligations with remaining maturities of five years or less.
       - The Fund's dollar-weighted average maturity will generally be between two and five years.


                                 CHANGE OF ADDRESS

Please send your Account Application by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

                  THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                          SUPPLEMENT DATED MARCH 26, 1999
           TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 27, 1998

MUNDER BALANCED FUND, MUNDER EQUITY SELECTION FUND, MUNDER GROWTH & INCOME FUND, MUNDER INDEX 500 FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY
 FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER NETNET FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH
   FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND, MUNDER FRAMLINGTON HEALTHCARE FUND,
     MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT
  INCOME FUND, MUNDER MICHIGAN TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER
  CASH INVESTMENT FUND, MUNDER MONEY MARKET FUND, MUNDER TAX-FREE MONEY MARKET
                FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND


                 CHANGE OF NAME FOR TAX-FREE INTERMEDIATE BOND FUND

The name of the Tax-Free Intermediate Bond Fund has been changed to the Tax-Free Short-Intermediate Bond Fund.

                           INVESTMENT ADVISORY AGREEMENT

       The second paragraph of the "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS" section in the Statement of Additional Information is deleted in its entirety and replaced with the following:

       The Funds have entered into Investment Advisory Agreements (the "Advisory Agreements") with the Advisor on behalf of each Fund of the Company, the Trust and Framlington. The Advisory Agreements have been approved by the Boards of Directors/Trustees and by the shareholders of each Fund.